Business Combinations and Decosolidations (Tables)	12 Months Ended
Dec. 31, 2018
News Republic
Summary of estimated fair values of the assets acquired and liabilities assumed

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from News Republic as of the acquisition date:

RMB
Cash and cash equivalents	21,857
Other current assets	8,450
Total non-current assets	388,758
Total current liabilities	(24,749)
Total non-current liabilities	(29,835)

Total fair value of purchase price consideration	364,481